Average Annual Total Returns	12 Months Ended	27 Months Ended	32 Months Ended	47 Months Ended	60 Months Ended	63 Months Ended	82 Months Ended	105 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Total Return Index Value USD (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	7.18%			(0.36%)	(0.22%)		1.88%	2.01%
Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	6.50%				0.64%	0.56%			1.76%
MSCI Emerging Markets Net Total Return USD Index
Prospectus [Line Items]
Average Annual Return, Percent	33.57%		21.57%		4.20%				8.42%
ICE BofA U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	3.96%	3.39%			0.84%	1.18%			2.38%
MSCI All Country World Net Total Return USD Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	22.34%			11.67%	11.19%		12.58%	11.74%	11.72%
MSCI All Country World ex USA Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)
Prospectus [Line Items]
Average Annual Return, Percent	32.39%				7.91%				8.41%
MSCI All Country World ex USA Net Total Return (reflects no deduction for fees, expenses, or U.S. taxes)
Prospectus [Line Items]
Average Annual Return, Percent	32.39%				7.91%				8.41%
MSCI All Country World ex USA Growth Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)
Prospectus [Line Items]
Average Annual Return, Percent	25.65%				4.01%				7.92%
MSCI World Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)
Prospectus [Line Items]
Average Annual Return, Percent	21.09%				12.15%			12.36%	12.17%
Blended Index (reflects no deduction for fees, expenses, or U.S. taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.60%				9.01%			9.85%	9.73%
Bloomberg Global-Aggregate Total Return Index Value Unhedged USD (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	8.17%			(1.12%)	(2.15%)		0.57%
Blended Index (reflects no deduction for fees, expenses, or U.S. taxes) [Member]
Prospectus [Line Items]
Average Annual Return, Percent	16.60%			6.51%	5.79%		7.84%
ICE BofA U.S. Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	4.30%				3.19%				2.21%
Bloomberg Intermediate U.S. Government/Credit Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	6.97%				0.96%	1.00%		2.27%	2.29%
Bloomberg U.S. Universal Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.58%				0.06%			2.19%	2.44%
ICE BofA 1-3 Year U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	3.76%				1.59%				1.60%
ICE BofA 1-10 Year U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	5.00%				1.29%	1.39%			1.99%
ICE BofA 3-15 Year U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	5.42%				1.13%	1.37%			2.34%
MSCI All Country World ex-U.S. Index (reflects no deduction for fees, expenses, or U.S. taxes)
Prospectus [Line Items]
Average Annual Return, Percent	32.39%				7.91%				8.41%
MSCI All Country World ex U.S. Growth Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)
Prospectus [Line Items]
Average Annual Return, Percent	25.65%				4.01%				7.92%
Thornburg Global Opportunities Fund - Class A
Prospectus [Line Items]
Average Annual Return, Percent	34.36%				12.47%				10.92%
Thornburg Global Opportunities Fund - Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	32.12%				10.36%				9.47%
Thornburg Global Opportunities Fund - Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	21.37%				9.17%				8.41%
Thornburg Global Opportunities Fund - Class C
Prospectus [Line Items]
Average Annual Return, Percent	38.53%				12.60%				10.57%
Thornburg Global Opportunities Fund - Class I
Prospectus [Line Items]
Average Annual Return, Percent	41.08%				13.86%				11.77%
Thornburg Global Opportunities Fund - Class R6
Prospectus [Line Items]
Average Annual Return, Percent	41.31%				14.02%			12.27%
Performance Inception Date								Apr. 10, 2017
Thornburg International Equity Fund - Class A
Prospectus [Line Items]
Average Annual Return, Percent	27.79%				7.94%				8.40%
Thornburg International Equity Fund - Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	26.43%				6.14%				6.61%
Thornburg International Equity Fund - Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	16.91%				5.54%				6.05%
Thornburg International Equity Fund - Class C
Prospectus [Line Items]
Average Annual Return, Percent	31.63%				8.04%				8.06%
Thornburg International Equity Fund - Class I
Prospectus [Line Items]
Average Annual Return, Percent	34.21%				9.26%				9.25%
Thornburg International Equity Fund - Class R6
Prospectus [Line Items]
Average Annual Return, Percent	34.41%				9.45%				9.43%
Thornburg Better World International Fund - Class A
Prospectus [Line Items]
Average Annual Return, Percent	17.99%				6.70%				9.15%
Thornburg Better World International Fund - Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	17.48%				5.46%				7.75%
Thornburg Better World International Fund - Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	10.65%				4.75%				6.75%
Thornburg Better World International Fund - Class C
Prospectus [Line Items]
Average Annual Return, Percent	21.61%				6.87%				8.94%
Thornburg Better World International Fund - Class I
Prospectus [Line Items]
Average Annual Return, Percent	24.24%				8.26%				10.37%
Thornburg International Growth Fund - Class A
Prospectus [Line Items]
Average Annual Return, Percent	5.30%				(2.26%)				4.76%
Thornburg International Growth Fund - Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	5.05%				(3.01%)				4.11%
Thornburg International Growth Fund - Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.29%				(1.74%)				3.70%
Thornburg International Growth Fund - Class C
Prospectus [Line Items]
Average Annual Return, Percent	8.13%				(2.27%)				4.35%
Thornburg International Growth Fund - Class I
Prospectus [Line Items]
Average Annual Return, Percent	10.64%				(1.00%)				5.62%
Thornburg International Growth Fund - Class R6
Prospectus [Line Items]
Average Annual Return, Percent	10.76%				(0.90%)				5.72%
Thornburg Developing World Fund Class A
Prospectus [Line Items]
Average Annual Return, Percent	21.58%				(0.44%)				6.19%
Thornburg Developing World Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	20.00%				(1.14%)				5.70%
Thornburg Developing World Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	12.75%				(0.66%)				4.72%
Thornburg Developing World Fund Class C
Prospectus [Line Items]
Average Annual Return, Percent	25.21%				(0.35%)				5.83%
Thornburg Developing World Fund Class I
Prospectus [Line Items]
Average Annual Return, Percent	27.82%				0.89%				7.11%
Thornburg Developing World Fund Class R6
Prospectus [Line Items]
Average Annual Return, Percent	27.97%				0.99%				7.20%
Thornburg Investment Income Builder Fund - Class A
Prospectus [Line Items]
Average Annual Return, Percent	30.38%				13.87%				10.38%
Thornburg Investment Income Builder Fund - Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	27.72%				11.54%				8.26%
Thornburg Investment Income Builder Fund - Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	18.28%				9.86%				7.27%
Thornburg Investment Income Builder Fund - Class C
Prospectus [Line Items]
Average Annual Return, Percent	34.66%				14.09%				10.07%
Thornburg Investment Income Builder Fund - Class I
Prospectus [Line Items]
Average Annual Return, Percent	36.93%				15.21%				11.17%
Thornburg Investment Income Builder Fund - Class R6
Prospectus [Line Items]
Average Annual Return, Percent	37.01%				15.30%			11.35%
Performance Inception Date								Apr. 10, 2017
Thornburg Summit Fund - Class A
Prospectus [Line Items]
Average Annual Return, Percent	14.88%			7.80%
Performance Inception Date				Jan. 26, 2022
Thornburg Summit Fund - Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	12.67%			6.33%
Thornburg Summit Fund - Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	9.32%			5.48%
Thornburg Summit Fund - Class I
Prospectus [Line Items]
Average Annual Return, Percent	20.53%				9.41%		12.21%
Performance Inception Date							Mar. 01, 2019
Thornburg Ultra Short Income Fund Class A
Prospectus [Line Items]
Average Annual Return, Percent	2.27%				2.69%				2.54%
Thornburg Ultra Short Income Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	0.34%				1.17%				1.40%
Thornburg Ultra Short Income Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	1.32%				1.39%				1.45%
Thornburg Ultra Short Income Fund Class I
Prospectus [Line Items]
Average Annual Return, Percent	4.82%				3.35%				2.88%
Thornburg Limited Term U.S. Government Fund - Class A
Prospectus [Line Items]
Average Annual Return, Percent	4.02%				(0.02%)				1.03%
Thornburg Limited Term U.S. Government Fund - Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	2.88%				(0.88%)				0.27%
Thornburg Limited Term U.S. Government Fund - Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.36%				(0.39%)				0.45%
Thornburg Limited Term U.S. Government Fund - Class C
Prospectus [Line Items]
Average Annual Return, Percent	5.69%				0.14%				0.88%
Thornburg Limited Term U.S. Government Fund - Class C2
Prospectus [Line Items]
Average Annual Return, Percent	5.54%				0.16%	0.14%
Performance Inception Date						Oct. 01, 2020
Thornburg Limited Term U.S. Government Fund - Class I
Prospectus [Line Items]
Average Annual Return, Percent	6.82%				0.74%				1.50%
Thornburg Limited Term Income Fund - Class A
Prospectus [Line Items]
Average Annual Return, Percent	4.37%				1.20%				2.57%
Thornburg Limited Term Income Fund - Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	2.76%				0.04%				1.47%
Thornburg Limited Term Income Fund - Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.56%				0.40%				1.49%
Thornburg Limited Term Income Fund - Class C
Prospectus [Line Items]
Average Annual Return, Percent	6.05%				1.42%				2.50%
Thornburg Limited Term Income Fund - Class C2
Prospectus [Line Items]
Average Annual Return, Percent	5.57%				1.18%	1.27%
Performance Inception Date						Oct. 01, 2020
Thornburg Limited Term Income Fund - Class I
Prospectus [Line Items]
Average Annual Return, Percent	7.01%				1.94%				3.03%
Thornburg Limited Term Income Fund - Class R6
Prospectus [Line Items]
Average Annual Return, Percent	7.08%				2.00%			3.09%
Performance Inception Date								Apr. 10, 2017
Thornburg Core Plus Bond Fund - Class A
Prospectus [Line Items]
Average Annual Return, Percent	2.63%	5.10%
Performance Inception Date		Oct. 02, 2023
Thornburg Core Plus Bond Fund - Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	0.66%	3.07%
Thornburg Core Plus Bond Fund - Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	1.52%	3.02%
Thornburg Core Plus Bond Fund - Class C
Prospectus [Line Items]
Average Annual Return, Percent	5.64%	6.49%
Performance Inception Date		Oct. 02, 2023
Thornburg Core Plus Bond Fund - Class I
Prospectus [Line Items]
Average Annual Return, Percent	7.70%	7.57%
Performance Inception Date		Oct. 02, 2023
Thornburg Core Plus Bond Fund - Class R6
Prospectus [Line Items]
Average Annual Return, Percent	7.70%	7.56%
Performance Inception Date		Oct. 02, 2023
Thornburg Strategic Income Fund - Class A
Prospectus [Line Items]
Average Annual Return, Percent	2.29%				1.86%				3.83%
Thornburg Strategic Income Fund - Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	0.37%				0.16%				2.27%
Thornburg Strategic Income Fund - Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	1.32%				0.66%				2.25%
Thornburg Strategic Income Fund - Class C
Prospectus [Line Items]
Average Annual Return, Percent	5.47%				2.07%				3.58%
Thornburg Strategic Income Fund - Class I
Prospectus [Line Items]
Average Annual Return, Percent	7.56%				3.20%				4.71%
Thornburg Strategic Income Fund - Class R6
Prospectus [Line Items]
Average Annual Return, Percent	7.72%				3.28%			4.34%
Performance Inception Date								Apr. 10, 2017
Thornburg Short Duration Municipal Fund Class A
Prospectus [Line Items]
Average Annual Return, Percent	1.23%				0.87%				0.96%
Thornburg Short Duration Municipal Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	1.23%				0.87%				0.96%
Thornburg Short Duration Municipal Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	1.97%				1.12%				1.06%
Thornburg Short Duration Municipal Fund Class I
Prospectus [Line Items]
Average Annual Return, Percent	3.74%				1.54%				1.32%
Thornburg Limited Term Municipal Fund - Class A
Prospectus [Line Items]
Average Annual Return, Percent	2.23%				0.45%				1.22%
Thornburg Limited Term Municipal Fund - Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	2.24%				0.45%				1.22%
Thornburg Limited Term Municipal Fund - Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.64%				0.88%				1.39%
Thornburg Limited Term Municipal Fund - Class C
Prospectus [Line Items]
Average Annual Return, Percent	3.77%				0.65%				1.11%
Thornburg Limited Term Municipal Fund - Class C2
Prospectus [Line Items]
Average Annual Return, Percent	3.46%				0.41%	0.48%
Performance Inception Date						Oct. 01, 2020
Thornburg Limited Term Municipal Fund - Class I
Prospectus [Line Items]
Average Annual Return, Percent	4.85%				1.15%				1.63%
Thornburg Intermediate Municipal Fund - Class A
Prospectus [Line Items]
Average Annual Return, Percent	2.58%				0.81%				1.70%
Thornburg Intermediate Municipal Fund - Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	2.58%				0.81%				1.70%
Thornburg Intermediate Municipal Fund - Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.02%				1.29%				1.90%
Thornburg Intermediate Municipal Fund - Class C
Prospectus [Line Items]
Average Annual Return, Percent	3.63%				0.84%				1.54%
Thornburg Intermediate Municipal Fund - Class C2
Prospectus [Line Items]
Average Annual Return, Percent	3.58%				0.84%	1.04%
Performance Inception Date						Oct. 01, 2020
Thornburg Intermediate Municipal Fund - Class I
Prospectus [Line Items]
Average Annual Return, Percent	4.94%				1.46%				2.16%
Thornburg Strategic Municipal Income Fund Class A
Prospectus [Line Items]
Average Annual Return, Percent	1.91%				0.62%				1.67%
Thornburg Strategic Municipal Income Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	1.91%				0.62%				1.67%
Thornburg Strategic Municipal Income Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.67%				1.14%				1.89%
Thornburg Strategic Municipal Income Fund Class C
Prospectus [Line Items]
Average Annual Return, Percent	2.93%				0.56%				1.41%
Thornburg Strategic Municipal Income Fund Class I
Prospectus [Line Items]
Average Annual Return, Percent	4.24%				1.25%				2.11%
Thornburg California Limited Term Municipal Fund - Class A
Prospectus [Line Items]
Average Annual Return, Percent	2.34%				0.54%				1.01%
Thornburg California Limited Term Municipal Fund - Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	2.34%				0.54%				1.01%
Thornburg California Limited Term Municipal Fund - Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.61%				0.91%				1.18%
Thornburg California Limited Term Municipal Fund - Class C
Prospectus [Line Items]
Average Annual Return, Percent	3.85%				0.72%				0.89%
Thornburg California Limited Term Municipal Fund - Class C2
Prospectus [Line Items]
Average Annual Return, Percent	3.71%				0.72%	0.75%
Performance Inception Date						Oct. 01, 2020
Thornburg California Limited Term Municipal Fund - Class I
Prospectus [Line Items]
Average Annual Return, Percent	5.00%				1.25%				1.44%
Thornburg New Mexico Intermediate Municipal Fund - Class A
Prospectus [Line Items]
Average Annual Return, Percent	1.99%				0.01%				1.09%
Thornburg New Mexico Intermediate Municipal Fund - Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	1.99%				0.01%				1.09%
Thornburg New Mexico Intermediate Municipal Fund - Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.37%				0.49%				1.33%
Thornburg New Mexico Intermediate Municipal Fund - Class D
Prospectus [Line Items]
Average Annual Return, Percent	3.81%				0.17%				1.05%
Thornburg New Mexico Intermediate Municipal Fund - Class I
Prospectus [Line Items]
Average Annual Return, Percent	4.32%				0.72%				1.62%
Thornburg New York Intermediate Municipal Fund - Class A
Prospectus [Line Items]
Average Annual Return, Percent	1.79%				0.38%				1.17%
Thornburg New York Intermediate Municipal Fund - Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	1.79%				0.38%				1.17%
Thornburg New York Intermediate Municipal Fund - Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.31%				0.84%				1.43%
Thornburg New York Intermediate Municipal Fund - Class I
Prospectus [Line Items]
Average Annual Return, Percent	4.17%				1.11%				1.70%
Thornburg Global Opportunities Fund - Class R3
Prospectus [Line Items]
Average Annual Return, Percent	40.43%				13.31%				11.22%
Thornburg Global Opportunities Fund - Class R3 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	38.21%				11.27%				9.85%
Thornburg Global Opportunities Fund - Class R3 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	25.02%				9.92%				8.73%
Thornburg Global Opportunities Fund - Class R4
Prospectus [Line Items]
Average Annual Return, Percent	40.53%				13.40%				11.32%
Thornburg Global Opportunities Fund - Class R5
Prospectus [Line Items]
Average Annual Return, Percent	41.11%				13.86%				11.77%
Thornburg International Equity Fund - Class R3
Prospectus [Line Items]
Average Annual Return, Percent	33.56%				8.73%				8.71%
Thornburg International Equity Fund - Class R3 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	32.23%				6.98%				6.98%
Thornburg International Equity Fund - Class R3 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	20.34%				6.21%				6.35%
Thornburg International Equity Fund - Class R4
Prospectus [Line Items]
Average Annual Return, Percent	33.79%				8.95%				8.92%
Thornburg International Equity Fund - Class R5
Prospectus [Line Items]
Average Annual Return, Percent	34.15%				9.23%				9.21%
Thornburg International Growth Fund - Class R3
Prospectus [Line Items]
Average Annual Return, Percent	10.09%				(1.49%)				5.09%
Thornburg International Growth Fund - Class R3 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	9.83%				(2.24%)				4.44%
Thornburg International Growth Fund - Class R3 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	6.14%				(1.15%)				3.98%
Thornburg International Growth Fund - Class R4
Prospectus [Line Items]
Average Annual Return, Percent	10.18%				(1.40%)				5.19%
Thornburg International Growth Fund - Class R5
Prospectus [Line Items]
Average Annual Return, Percent	10.64%				(1.01%)				5.61%
Thornburg Developing World Fund Class R5
Prospectus [Line Items]
Average Annual Return, Percent	27.84%				0.89%				7.10%
Thornburg Developing World Fund Class R5 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	26.00%				0.05%				6.48%
Thornburg Developing World Fund Class R5 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	16.44%				0.28%				5.42%
Thornburg Investment Income Builder Fund - Class R3
Prospectus [Line Items]
Average Annual Return, Percent	36.09%				14.51%				10.50%
Thornburg Investment Income Builder Fund - Class R3 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	33.50%				12.33%				8.54%
Thornburg Investment Income Builder Fund - Class R3 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	21.68%				10.49%				7.48%
Thornburg Investment Income Builder Fund - Class R4
Prospectus [Line Items]
Average Annual Return, Percent	36.20%				14.63%				10.61%
Thornburg Investment Income Builder Fund - Class R5
Prospectus [Line Items]
Average Annual Return, Percent	36.78%				15.09%				11.05%
Thornburg Limited Term U.S. Government Fund - Class R3
Prospectus [Line Items]
Average Annual Return, Percent	6.47%				0.42%				1.14%
Thornburg Limited Term U.S. Government Fund - Class R3 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	5.30%				(0.43%)				0.40%
Thornburg Limited Term U.S. Government Fund - Class R3 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.82%				(0.05%)				0.55%
Thornburg Limited Term U.S. Government Fund - Class R4
Prospectus [Line Items]
Average Annual Return, Percent	6.48%				0.40%				1.13%
Thornburg Limited Term U.S. Government Fund - Class R5
Prospectus [Line Items]
Average Annual Return, Percent	6.81%				0.72%				1.46%
Thornburg Limited Term Income Fund - Class R3
Prospectus [Line Items]
Average Annual Return, Percent	6.56%				1.44%				2.53%
Thornburg Limited Term Income Fund - Class R3 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	5.01%				0.36%				1.50%
Thornburg Limited Term Income Fund - Class R3 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.86%				0.62%				1.49%
Thornburg Limited Term Income Fund - Class R4
Prospectus [Line Items]
Average Annual Return, Percent	6.48%				1.44%				2.53%
Thornburg Limited Term Income Fund - Class R5
Prospectus [Line Items]
Average Annual Return, Percent	7.09%				1.94%				2.98%
Thornburg Strategic Income Fund - Class R3
Prospectus [Line Items]
Average Annual Return, Percent	6.86%				2.52%				4.09%
Thornburg Strategic Income Fund - Class R3 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.97%				0.92%				2.61%
Thornburg Strategic Income Fund - Class R3 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.03%				1.22%				2.50%
Thornburg Strategic Income Fund - Class R4
Prospectus [Line Items]
Average Annual Return, Percent	6.86%				2.54%				4.08%
Thornburg Strategic Income Fund - Class R5
Prospectus [Line Items]
Average Annual Return, Percent	7.56%				3.18%				4.70%
Thornburg Emerging Markets Managed Account Fund - Class SMA
Prospectus [Line Items]
Average Annual Return, Percent	12.19%		6.43%
Thornburg Emerging Markets Managed Account Fund - Class SMA | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	10.26%		4.79%
Thornburg Emerging Markets Managed Account Fund - Class SMA | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	7.83%		4.36%
Thornburg Municipal Managed Account Fund - Class SMA
Prospectus [Line Items]
Average Annual Return, Percent	4.96%	5.56%
Thornburg Municipal Managed Account Fund - Class SMA | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.96%	5.55%
Thornburg Municipal Managed Account Fund - Class SMA | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.86%	5.33%